SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

22. SEGMENTED INFORMATION

The Company has three operating segments, which are the locations in which the Company operates. The reportable segments are the Company's Argentinian, Colombian, American and Mexican operations. A breakdown of revenues, short-term assets, long-term assets and net income for each reportable segment as at and for the years ended December 31, 2019 and 2018 is reported below.

	Argentina	Colombia	Mexico	United States of America	Other	Total
	$	$	$	$	$	$
December 31, 2019:
Current assets	1,846,046	532,959	298,605	268,518	13,779	2,959,907
Property and equipment	3,390,632	1,997,048	3,243,634	85,612	15,120	8,732,046
Other non-current assets	669,687	808,973	1,204,380	5,328	1,620,728	4,309,096
Total assets	5,930,365	3,338,980	4,746,619	359,458	1,649,627	16,001,049

Revenues:
Tower rental revenue	1,102,810	292,848	244,978	—	—	1,640,636
Service revenue	—	—	—	561,759	—	561,759
Sales revenue	—	3,069,670	141,529	—	—	3,211,199
Total revenues	1,102,810	3,362,518	386,507	561,759	—	5,413,594

Net income (loss)	(4,042,521)	1,249,291	(994,550)	(1,322,940)	(3,036,548)	(8,147,268)

December 31, 2018:
Current assets	84,539	227,898	376,301	140,919	1,327,857	2,157,514
Property and equipment	6,801,551	194,932	1,069,171	155,823	—	8,221,477
Other non-current assets	67,142	—	—	—	2,135,707	2,202,849
Total assets	6,953,232	422,830	1,445,472	296,742	3,463,564	12,581,840

Revenues:
Tower rental revenue	490,202	161,826	—	—	—	652,028
Service revenue	—	—	—	904,714	—	904,714
Total revenues	490,202	161,826	—	904,714	—	1,556,742

Net income (loss)	458,157	(201,313)	(386,363)	149,812	(8,708,000)	(8,687,707)